Exhibit 1

Palisades Center Trust 2016-PLSD

Commercial Mortgage Pass-Through Certificates, Series 2016-PLSD

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

Academy Securities, Inc.

Drexel Hamilton, LLC

8 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	Palisades Center Trust 2016-PLSD Commercial Mortgage Pass-Through Certificates, Series 2016-PLSD (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 April 2016

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Palisades Center Trust 2016-PLSD (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two senior promissory notes with the original aggregate outstanding principal balance of $229,100,000 (collectively, the “Senior Trust Notes”) and six junior promissory notes with the original aggregate outstanding principal balance of $159,400,000 (collectively, the “Junior Trust Notes”) issued by EklecCo NewCo LLC, a Delaware limited liability company (the “Borrower”) evidencing a fixed rate loan with the original aggregate outstanding principal balance of $388,500,000 (the “Trust Loan”),
c.	The Trust Loan is subject to one promissory note with the original outstanding principal balance of $30,000,000 (the “Companion Loan,” together with the Trust Loan, the “Mortgage Loan”) which will not be an asset of the Issuing Entity,
d.	The Companion Loan will be pari passu in right of payment to the Senior Trust Notes and will be senior in right of payment to the Junior Trust Notes,
e.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee and leasehold interests in Palisades Center, a super-regional shopping mall located in West Nyack, New York (the “Property”) and
f.	The Mortgage Loan has a related senior fixed rate mezzanine loan (the “Senior Mezzanine Loan”) and a related junior fixed rate mezzanine loan (the “Junior Mezzanine Loan,” together with the Senior Mezzanine Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Trust Loan, Companion Loan, Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of 9 April 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Trust Loan, Companion Loan, Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	With respect to the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, the loan agreement, senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Amortization Term”),
b.	Use the “Loan Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
c.	Use the “Total Original Balance Pari Passu Debt” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”),
d.	Use the “Senior Mezzanine Debt” of the Senior Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of the Senior Mezzanine Loan as of the Cut-off Date (the “Senior Mezzanine Debt Cut-off Date Balance”) and
ii.	The principal balance of the Senior Mezzanine Loan as of the “Maturity Date” of the Senior Mezzanine Loan (the “Senior Mezzanine Debt Maturity Balance”) and
e.	Use the “Junior Mezzanine Debt” of the Junior Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of the Junior Mezzanine Loan as of the Cut-off Date (the “Junior Mezzanine Debt Cut-off Date Balance”) and
ii.	The principal balance of the Junior Mezzanine Loan as of the “Maturity Date” of the Junior Mezzanine Loan (the “Junior Mezzanine Debt Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Senior Mezzanine Debt and
b.	Junior Mezzanine Debt

of the Senior Mezzanine Loan and Junior Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Mezzanine Debt” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Total Cut-off Date Pari Passu Debt,
b.	Senior Mezzanine Debt Cut-off Date Balance,
c.	Junior Mezzanine Debt Cut-off Date Balance,
d.	Total Maturity Balance Pari Passu Debt,
e.	Senior Mezzanine Debt Maturity Balance and
f.	Junior Mezzanine Debt Maturity Balance

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Date Balance and
ii.	Total Debt Maturity Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Total Original Balance Pari Passu Debt,
b.	Senior Mezzanine Debt,
c.	Junior Mezzanine Debt,
d.	Current Interest Rate,
e.	Senior Mezzanine Debt Interest Rate,
f.	Junior Mezzanine Debt Interest Rate and
g.	Accrual Basis

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 10., we recalculated the:

i.	Monthly First Mortgage Debt Service
ii.	Annual First Mortgage Debt Service,
iii.	Senior Mezzanine Debt Annual Debt Service and
iv.	Junior Mezzanine Debt Annual Debt Service

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Total Original Balance Pari Passu Debt,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” of the Mortgage Loan as the product of:

i.	The “Total Original Balance Pari Passu Debt,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mezzanine Debt Annual Debt Service” of the Senior Mezzanine Loan as the product of:

i.	The “Senior Mezzanine Debt,” as shown on the Final Data File,
ii.	The “Senior Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Mezzanine Debt Annual Debt Service” of the Junior Mezzanine Loan as the product of:

i.	The “Junior Mezzanine Debt,” as shown on the Final Data File,
ii.	The “Junior Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

11.	Using the:
a.	Annual First Mortgage Debt Service,
b.	Senior Mezzanine Debt Annual Debt Service and
c.	Junior Mezzanine Debt Annual Debt Service

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, respectively, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Annual Debt Service and
ii.	Total Debt Annual Debt Service

of the Mezzanine Loans and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

12.	Using the:
a.	Total Cut-off Date Pari Passu Debt,
b.	Total Maturity Balance Pari Passu Debt,
c.	Annual First Mortgage Debt Service,
d.	TTM NOI,
e.	UW Financials NOI,
f.	UW Financials Net Cash Flow,
g.	Appraisal Value and
h.	Net Rentable Area,

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	TTM NOI DSCR,
ii.	UW NOI DSCR,
iii.	UW NCF DSCR,
iv.	TTM NOI DY,
v.	UW NOI DY,
vi.	UW NCF DY,
vii.	LTV Cutoff Value,
viii.	LTV Balloon Value and
ix.	Total Cut-off Date Pari Passu Debt PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “TTM NOI DSCR,” “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and
b.	Round the “TTM NOI DY,” “UW NOI DY,” “UW NCF DY,” “LTV Cutoff Value” and “LTV Balloon Value” to the nearest 1/10th of one percent.

13.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Maturity Balance,
c.	Total Debt Annual Debt Service,
d.	UW Financials NOI,
e.	UW Financials Net Cash Flow and
f.	Appraisal Value

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt UW NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt UW NOI DY,
iv.	Total Debt UW NCF DY,
v.	Total Debt LTV Cutoff Value and
vi.	Total Debt LTV Balloon Value

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

13. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and
b.	Round the “Total Debt UW NOI DY,” “Total Debt UW NCF DY,” “Total Debt LTV Cutoff Value” and ”Total Debt LTV Balloon Value” to the nearest 1/10th of one percent.

14.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of the Property, as applicable, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Current Interest Rate and
b.	Total Admin Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Loan Agreement	7 April 2016

Senior Mezzanine Loan Agreement	7 April 2016

Junior Mezzanine Loan Agreement	7 April 2016

Cash Management Agreement	7 April 2016

Settlement Statement	7 April 2016

Guaranty Agreement	7 April 2016

Servicing Tape	8 April 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	26 February 2016

Engineering Report	16 March 2016

Environmental Phase I Report	16 March 2016

Ground Leases	Various

Ground Lease Abstracts	Various

Lease Agreements	Various

Lease Abstracts	Various

Underwriter’s Summary Report	5 April 2016

Underwritten Rent Roll	5 April 2016

Pro Forma Title Policy	Not Applicable

Property Management Agreement	7 April 2016

Exhibit 1 to Attachment A

Property Source Documents (continued)

Document Title	Document Date

Historical Occupancy Report	Not Dated

Historical CapEx Report	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Historical CapEx Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Ground Lease	Ground Leases
Ground Lease Maturity Date	Ground Leases
Single Tenant	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

TTM as of	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
Tenant Name 1	Underwriter’s Summary Report
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Initial Insurance Escrow	Settlement Statement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Rollover Reserves Initial Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Ground Rent Upfront Reserve	Settlement Statement
Other Escrow Initial Deposit	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Monthly Debt Service Deposit	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Other Escrow Monthly Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Earnout / Holdback	Loan Agreement

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (see Note 3)

Characteristic	Source Document(s)
Borrower Entities	Loan Agreement
Origination Date (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Total Original Balance Pari Passu Debt	Loan Agreement
First Payment Date (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Maturity Date (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
ARD Year (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Amortization Type (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Current Interest Rate	Loan Agreement
String	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
Payment Grace Period (see Note 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Addit Debt Exist (Y/N) (see Note 5)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Additional Debt Type(s) (see Note 5)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Senior Mezzanine Debt	Senior Mezzanine Loan Agreement
Senior Mezzanine Debt Interest Rate	Senior Mezzanine Loan Agreement
Junior Mezzanine Debt	Junior Mezzanine Loan Agreement
Junior Mezzanine Debt Interest Rate	Junior Mezzanine Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 6)	Cash Management Agreement and Loan Agreement
Terms/Description of Springing Lockbox (if applicable)	Cash Management Agreement and Loan Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Sponsors	Guaranty Agreement
Non-Consolidation Letter	Loan Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For each “Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Total Original Balance Pari Passu Debt,
b.	Senior Mezzanine Debt,
c.	Senior Mezzanine Debt Interest Rate,
d.	Junior Mezzanine Debt and
e.	Junior Mezzanine Debt Interest Rate

characteristics, which are only related to the Mortgage Loan and Mezzanine Loans, as applicable, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Documents for the Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for the Mortgage Loan, Trust Loan and Companion Loan, as applicable.

4.	For the purpose of comparing the:
a.	Origination Date,
b.	First Payment Date,
c.	Maturity Date,
d.	ARD Year,
e.	Amortization Type,
f.	Accrual Basis,
g.	Interest Accrual Period Start,
h.	Interest Accrual Period End and
i.	Payment Grace Period

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan that is shown in the loan agreement Source Document, senior mezzanine loan agreement Source Document and junior mezzanine loan agreement Source Document, respectively.

5.	For the purpose of comparing the “Additional Debt Exit (Y/N)” and “Additional Debt Type(s)” characteristics, the Depositor instructed us to:
a.	Include the Mezzanine Loans as “additional debt” and
b.	Not include the Companion Loan as “additional debt.”

6.	For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the cash management agreement and loan agreement Source Documents require the borrower to deliver tenant direction letters to all tenants under leases directing them to deliver all rents payable thereunder directly to the applicable lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Seismic Insurance
Seismic PML %
Ground Rent Monthly Reserve
Pari Passu Note Control (Y/N)
Pari Passu Piece – In Trust (see Note 1)
Total Non Trust Pari Passu Debt (see Note 1)
Primary Servicer
Master Servicer
Trustee/Cert Admin
CREFC Fee

Notes:

1.	The Depositor indicated that the Mortgage Loan was split into the Trust Loan, which is comprised of the Senior Trust Notes and the Junior Trust Notes, and the Companion Loan, which is comprised of the Companion Note, all with original principal balances described in the loan agreement Source Document which are listed below:

Loan	Note Components	Original Principal Balance	Loan	Note Component	Original Principal Balance

Trust Loan	Senior Trust Note Senior Trust Note Junior Trust Note Junior Trust Note Junior Trust Note Junior Trust Note Junior Trust Note Junior Trust Note	$151,370,000 $77,730,000 $38,850,000 $16,650,000 $34,160,000 $14,640,000 $38,570,000 $16,530,000	Companion Loan	Companion Note	$30,000,000

The Depositor instructed us to use the combined original principal balance of the Senior Trust Notes and Junior Trust Notes, all as shown in the table above, for the “Pari Passu Piece – In Trust” characteristic.

Additionally, the Depositor instructed us to use the original principal balance of the Companion Note, as shown in the table above, for the “Total Non Trust Pari Passu Debt” characteristic.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the allocation of the Mortgage Loan between the Trust Loan and Companion Loan that is described in Note 1 above).